UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.

[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Perseus, L.L.C.

Address:	2099 Pennsylvania Avenue, N.W., Suite 900

Washington, D.C. 20006

Form 13F File Number: 028-05587

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Rodd Macklin

Title:	Chief Financial Officer, Treasurer and Secretary

Phone:	(202) 452-0101

Signature, Place, and Date of Signing:

       /s/ RODD MACKLIN                    Washington, D.C.                   November 9, 2001
               [Signature]                                 [City, State]                                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	52

Form 13F Information Table Value Total:	$163,806

(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                     NONE

FORM 13F INFORMATION TABLE

COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7

NAME	TITLE			SHRS OR	SH/	PUT/	INVESTMENT	OTHER
OF ISSUER	OF CLASS	CUSIP	VALUE (x$)	PRN AMT	PRN	CALL	DISCRETION	MANAGERS

Alkermes, Inc.	Common	01642T108	$578	29,500	SH		DEFINED

Allos Therapeutics, Inc.	Common	019777101	$125	25,000	SH		DEFINED

Alteon, Inc.	Common	02144G107	$328	115,000	SH		DEFINED

Applied Molecular Evolution, Inc.	Common	03823E108	$1,293	175,000	SH		DEFINED

Atherogenics, Inc.	Common	047439104	$215	47,500	SH		DEFINED

Atrix Laboratories, Inc.	Common	04962L101	$369	15,714	SH		DEFINED

Beacon Power Corp.	Common	073677106	$10,779	7,091,554	SH		DEFINED

Caremark RX, Inc.	Common	141705103	$250	15,000	SH		DEFINED

Cell Genesys, Inc.	Common	150921104	$3,499	218,666	SH		DEFINED

Cell Pathways Inc.	Common	15114R101	$35	10,526	SH		DEFINED

Cell Therapeutics Inc.	Common	150934107	$216	9,000	SH		DEFINED

CollaGenex Pharmaceuticals Inc.	Common	19419B100	$2,552	319,000	SH		DEFINED

Connetics Corporation	Common	208192104	$3,864	590,781	SH		DEFINED

Cubist Pharmaceuticals, Inc.	Common	229678107	$1,387	42,315	SH		DEFINED

Curis, Inc.	Common	231269101	$959	274,011	SH		DEFINED

Curon Medical, Inc.	Common	231292103	$139	48,000	SH		DEFINED

Dendreon Corporation	Common	24823Q107	$7,416	872,525	SH		DEFINED

Diversa Corporation	Common	255064107	$7,678	816,823	SH		DEFINED

Esperion Therapeutics, Inc.	Common	29664R106	$971	130,300	SH		DEFINED

Exelixis, Inc.	Common	30161Q104	$9,967	869,750	SH		DEFINED

Gene Logic Inc.	Common	368689105	$2,484	188,767	SH		DEFINED

Gliatech Inc.	Common	37929C103	$891	278,484	SH		DEFINED

Guilford Pharmaceuticals Inc.	Common	401829106	$435	50,500	SH		DEFINED

[Additional columns below]

[Continued from above table, first column(s) repeated]

COLUMN 1	COLUMN 8

NAME	VOTING AUTHORITY
OF ISSUER	SOLE	SHARED	NONE

Alkermes, Inc.	29,500

Allos Therapeutics, Inc.	25,000

Alteon, Inc.	115,000

Applied Molecular Evolution, Inc.	175,000

Atherogenics, Inc.	47,500

Atrix Laboratories, Inc.	15,714

Beacon Power Corp.	7,091,554

Caremark RX, Inc.	15,000

Cell Genesys, Inc.	218,666

Cell Pathways Inc.	10,526

Cell Therapeutics Inc.	9,000

CollaGenex Pharmaceuticals Inc.	319,000

Connetics Corporation	590,781

Cubist Pharmaceuticals, Inc.	42,315

Curis, Inc.	274,011

Curon Medical, Inc.	48,000

Dendreon Corporation	872,525

Diversa Corporation	816,823

Esperion Therapeutics, Inc.	130,300

Exelixis, Inc.	869,750

Gene Logic Inc.	188,767

Gliatech Inc.	278,484

Guilford Pharmaceuticals Inc.	50,500

     [Repeat as necessary]

FORM 13F INFORMATION TABLE

COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7
				SHRS OR	SH/	PUT/	INVESTMENT	OTHER
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$)	PRN AMT	PRN	CALL	DISCRETION	MANAGERS

InSite Vision Incorporated	Common	457660108	$1,253	1,043,845	SH		DEFINED

IntraBiotics Pharmaceuticals, Inc.	Common	46116T100	$1,593	1,225,209	SH		DEFINED

Interneuron Pharmaceuticals, Inc.	Common	460573108	$87	17,500	SH		DEFINED

King Pharmaceuticals, Inc.	Common	495582108	$979	23,333	SH		DEFINED

La Jolla Pharmaceutical Company	Common	503459109	$4,205	1,033,265	SH		DEFINED

Landec Corporation	Common	514766104	$996	252,048	SH		DEFINED

The Medicines Company	Common	584688105	$100	16,500	SH		DEFINED

NetObjects, Inc.	Common	64114L102	$2	57,209	SH		DEFINED

Neurobiological Technologies, Inc.	Common	64124W106	$1,661	553,750	SH		DEFINED

Neurocrine Biosciences, Inc.	Common	64125C109	$1,393	43,500	SH		DEFINED

NPS Pharmaceuticals Inc.	Common	62936P103	$608	19,500	SH		DEFINED

Onxy Pharmaceuticals, Inc.	Common	683399109	$108	30,675	SH		DEFINED

Oxford GlykoSciences Plc	Sponsored ADR	691464101	$4,201	474,698	SH		DEFINED

Parexel International Corp.	Common	699462107	$159	14,000	SH		DEFINED

Pfizer Inc.	Common	717081103	$602	15,000	SH		DEFINED

Proton Energy Systems Inc.	Common	74371K101	$3,364	714,286	SH		DEFINED

Sciclone Pharmaceuticals Inc.	Common	80862K104	$4,214	1,257,860	SH		DEFINED

Synaptic Pharmaceutical Corporation	Common	87156R109	$804	172,500	SH		DEFINED

Targeted Genetics Corporation	Common	87612M108	$376	200,000	SH		DEFINED

Texas Biotechnology Corporation	Common	88221T104	$4,619	817,500	SH		DEFINED

Thermo Electron Corporation	Common	883556102	$271	15,000	SH		DEFINED

Trimeris Inc.	Common	896263100	$684	19,500	SH		DEFINED

[Additional columns below]

[Continued from above table, first column(s) repeated]

COLUMN 1	COLUMN 8

	VOTING AUTHORITY

NAME OF ISSUER	SOLE	SHARED	NONE

InSite Vision Incorporated	1,043,845

IntraBiotics Pharmaceuticals, Inc.	1,225,209

Interneuron Pharmaceuticals, Inc.	17,500

King Pharmaceuticals, Inc.	23,333

La Jolla Pharmaceutical Company	1,033,265

Landec Corporation	252,048

The Medicines Company	16,500

NetObjects, Inc.	57,209

Neurobiological Technologies, Inc.	553,750

Neurocrine Biosciences, Inc.	43,500

NPS Pharmaceuticals Inc.	19,500

Onxy Pharmaceuticals, Inc.	30,675

Oxford GlykoSciences Plc	474,698

Parexel International Corp.	14,000

Pfizer Inc.	15,000

Proton Energy Systems Inc.	714,286

Sciclone Pharmaceuticals Inc.	1,257,860

Synaptic Pharmaceutical Corporation	172,500

Targeted Genetics Corporation	200,000

Texas Biotechnology Corporation	817,500

Thermo Electron Corporation	15,000

Trimeris Inc.	19,500

     [Repeat as necessary]

FORM 13F INFORMATION TABLE

COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7

				SHRS OR	SH/	PUT/	INVESTMENT	OTHER
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$)	PRN AMT	PRN	CALL	DISCRETION	MANAGERS

Tularik, Inc.	Common	899165104	$230	12,500	SH		DEFINED

Vertex Pharmaceuticals, Inc.	Common	92532F100	$180	10,000	SH		DEFINED

ViroPharma Incorporated	Common	928241108	$35,695	1,412,545	SH		DEFINED

Axcan Pharma Inc.	Common	054923107	$26,750	2,500,000	SH		OTHER

CollaGenex Pharmaceuticals, Inc.	Common	19419B100	$8,000	1,000,000	SH		OTHER

Valentis, Inc.	Common	91913E104	$220	73,499	SH		OTHER

Genzyme Corporation	Common (General Division)	372917104	$4,022	88,560	SH		OTHER

[Additional columns below]

[Continued from above table, first column(s) repeated]

COLUMN 1	COLUMN 8

	VOTING AUTHORITY

NAME OF ISSUER	SOLE	SHARED	NONE

Tularik, Inc.	12,500

Vertex Pharmaceuticals, Inc.	10,000

ViroPharma Incorporated	1,412,545

Axcan Pharma Inc.		2,500,000

CollaGenex Pharmaceuticals, Inc.		1,000,000

Valentis, Inc.		73,499

Genzyme Corporation		88,560

     [Repeat as necessary]